CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Issuance of 173,913 warrants issued with Bridge Note, net of offering costs		173,913
Common Stock
Sale of 557,000 Private Placement Units (in shares)	557,000
Issuance of common stock to Sponsor (in shares)	2,875,000	30,000